Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables and Prepaid Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 5 – OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses are summarized as follows:

	December 31, 2012	December 31, 2011

Other receivables and deposits	$159,374	$134,291
Prepaid expenses	-	90,202
Due from staff and others	-	1,227
	$159,374	$225,720